Shareholders' equity (Schedule of Fair Of ESPP Weighted Average Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	54.00%	50.00%	46.00%
Expected term in years	3 years 9 months 10 days	3 years 8 months 1 day	4 years 5 months 1 day
Risk-free interest rate	1.87%	0.43%	0.20%
Estimated fair value of underlying ordinary shares	$ 27.55	$ 170.35	$ 27.9
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	57.00%	55.00%	50.00%
Expected term in years	4 years 6 months 21 days	4 years 7 months 9 days	4 years 6 months 21 days
Risk-free interest rate	4.40%	1.11%	1.41%
Estimated fair value of underlying ordinary shares	$ 81.03	$ 323.1	$ 158.89
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			61.90%
Expected term in years	6 months	6 months	6 months
Risk-free interest rate			0.09%
Estimated fair value of underlying ordinary shares			$ 196.89
Dividend yield	0.00%	0.00%	0.00%
ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	86.40%	86.00%
Risk-free interest rate	0.08%	0.03%
Estimated fair value of underlying ordinary shares	$ 35.36	$ 131.88
ESPP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	97.60%	86.40%
Risk-free interest rate	4.24%	0.08%
Estimated fair value of underlying ordinary shares	$ 206.07	$ 206.07